Pension Plans and Other Post-Retirement Benefits - Schedule of Net Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Current service cost	$ 38	$ 56
Administrative expense	1	1
Net interest expense (income)	7	13
Other long-term employee benefit losses (gains)	3	(6)
Net benefit expense	49	64
Pension
Disclosure of defined benefit plans [line items]
Current service cost	32	49
Administrative expense	1	1
Net interest expense (income)	(4)	5
Other long-term employee benefit losses (gains)	0	0
Net benefit expense	29	55
Other post-retirement
Disclosure of defined benefit plans [line items]
Current service cost	6	7
Administrative expense	0	0
Net interest expense (income)	11	8
Other long-term employee benefit losses (gains)	3	(6)
Net benefit expense	$ 20	$ 9